Note 1 - Basis of Presentation and General Information (Details) (USD $) In Thousands, unless otherwise specified	0 Months Ended	11 Months Ended	12 Months Ended			12 Months Ended					12 Months Ended
	Oct. 16, 2013	Dec. 05, 2013	Dec. 16, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011 Five Charterers [Member] Sales Revenue, Services, Net [Member]	Dec. 31, 2013 Three Charterers [Member] Sales Revenue, Services, Net [Member]	Dec. 31, 2012 Three Charterers [Member] Sales Revenue, Services, Net [Member]	Dec. 31, 2013 Central Mare [Member]	Dec. 31, 2012 Central Mare [Member]	Dec. 31, 2013 Charterers [Member]	Dec. 31, 2012 Charterers [Member]	Dec. 31, 2011 Charterers [Member]
Note 1 - Basis of Presentation and General Information (Details) [Line Items]
Number of Vessels	6	2	2
Number of Charterers											3	3	5
Concentration Risk, Percentage						10.00%	10.00%	10.00%
Due to Related Parties, Current (in Dollars)				$ 807	$ 2,150				$ 807	$ 2,150